Equity accounted investments - Equity accounted investments total carrying value (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 29, 2020	Jun. 30, 2019
Equity accounted investments
Investments in joint ventures and associates	R 11,812		R 9,866
Other equity accounted investments
Equity accounted investments
Investments in joint ventures and associates	375		327
Enaex Africa (Pty) Ltd
Equity accounted investments
Investments in joint ventures and associates	R 512
Interest in associates (as a percent)	49.00%
Escravos GTL
Equity accounted investments
Investments in joint ventures and associates			753
Percentage of equity interest sold		10.00%
ORYX GTL
Equity accounted investments
Investments in joint ventures and associates	R 10,511		R 8,239
Interest in joint ventures (as a percent)	49.00%		49.00%
Sasol Dyno Nobel Pty Ltd
Equity accounted investments
Investments in joint ventures and associates	R 255		R 273
Interest in joint ventures (as a percent)	50.00%		50.00%
Sasol Chevron Holdings Limited
Equity accounted investments
Investments in joint ventures and associates	R 159		R 274
Interest in joint ventures (as a percent)	50.00%		50.00%